Investment Strategy	Jun. 30, 2026
WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) designed the Index to provide exposure to the equity securities of companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends on shares of common stock, while at the same time dynamically hedging currency exposure to fluctuations between the value of the applicable foreign currencies (i.e., Australian Dollar, Canadian Dollar, Swiss Franc, Danish Krone, Euro, Great Britain Pound Sterling, Hong Kong Dollar, Israeli New Shekel, Japanese Yen, Norwegian Krone, Swedish Krona, and Singapore Dollar) and the U.S. dollar. The Index is a modified market capitalization weighted index and consists of equity securities of dividend-paying companies. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Global, International and EM Equity Index Committee.

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) conduct their primary business activities (“Primary Business Activities”) in Europe, Japan, Australia, Hong Kong, Israel, or Singapore and have its shares listed for trading on one of the stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on exchanges in Australia, Hong Kong, Israel, or Singapore (this list may be amended by the Index Provider from time to time pursuant to the Index methodologies); (ii) have paid at least $5 million in gross cash dividends on shares of its common stock in the prior annual cycle; (iii) have a market capitalization of at least $100 million; (iv) have a median daily dollar volume of at least $100,000 for the preceding three months; and (v) have trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on market capitalization and dividends paid over the prior annual cycle. Generally, companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by its common shares outstanding (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight in the Index of any one sector and any one country is capped at 25% (with the exception of the Real Estate Sector, which is capped at 15%); however, sector and country weights may fluctuate above their specified caps in response to market conditions and/or the application of volume factor adjustments. If a constituent security no longer meets applicable trading volume thresholds as of the annual Index screening date, the Index methodology provides for the application of a volume factor adjustment to reduce the weight of such constituent security in the Index and reallocates the excess weight pro rata among the remaining constituent securities.

The Index dynamically hedges currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The Index determines and adjusts the hedge ratios applicable to such foreign currencies on a monthly basis using four quantitative signals: momentum, interest rate differentials, low volatility, and time-series momentum. Momentum is measured by the one-month average of each currency’s spot price versus the U.S. dollar. Interest rate differentials are measured by the difference in interest rates, as implied in one month FX forwards, between each currency and the U.S. dollar. Low volatility is used to hedge exposure to the top two-thirds of currencies with the highest 24-month return volatilities. Time-series momentum is based on a broad trend in the U.S. dollar. This approach is designed to seek to limit losses related to foreign currencies when such currencies depreciate against the U.S. dollar while allowing for participation in gains related to foreign currencies when such currencies appreciate against the U.S. dollar. In seeking to track the performance of the Index, the Fund also aims to benefit from such currency movements while reducing the volatility associated with currency returns.

The Index applies a published currency forward rate to each foreign currency represented in the Index to hedge against fluctuations in the relative value of the foreign currencies against the U.S. dollar pursuant to the applicable hedge ratios. The Fund uses forward currency contracts or futures contracts to the extent foreign currencies are hedged.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.
WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) designed the Index to provide exposure to the small-capitalization equity securities of companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends on shares of common stock, while at the same time dynamically hedging currency exposure to fluctuations between the value of the applicable foreign currencies (i.e., Australian Dollar, Canadian Dollar, Swiss Franc, Danish Krone, Euro, Great Britain Pound Sterling, Hong Kong Dollar, Israeli New Shekel, Japanese Yen, Norwegian Krone, Swedish Krona, and Singapore Dollar) and the U.S. dollar. The Index is a modified market capitalization weighted index and consists of the equity securities of companies that comprise the bottom 25% of the market capitalization of the WisdomTree International Equity Index, as of the annual Index screening date, after the 300 largest companies have been removed. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Global, International and EM Equity Index Committee.

As of September 30, 2026, the Index had a market capitalization range from $52.1 million to $8.2 billion, with an average market capitalization of $1.2 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) conduct their primary business activities (“Primary Business Activities”) in Europe, Japan, Australia, Hong Kong, Israel, or Singapore and have its shares listed for trading on one of the stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on exchanges in Australia, Hong Kong, Israel, or Singapore (this list may be amended by the Index Provider from time to time pursuant to the Index methodologies); (ii) have paid at least $5 million in gross cash dividends on shares of its common stock in the prior annual cycle; (iii) have a market capitalization of at least $100 million; (iv) have a median daily dollar volume of at least $100,000 for the preceding three months; and (v) have trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on market capitalization and dividends paid over the prior annual cycle. Generally, companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by its common shares outstanding (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the Real Estate Sector) at 25%. The weight of constituents exposed to the Real Estate Sector is capped at 15%. Sector and country weights may fluctuate above their specified caps in response to market conditions and/or the application of volume factor adjustments. If a constituent security no longer meets applicable trading volume thresholds as of the annual Index screening date, the Index methodology provides for the application of a volume factor adjustment to reduce the weight of such constituent security in the Index and reallocates the excess weight pro rata among the remaining constituent securities.

The Index dynamically hedges currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The Index determines and adjusts the hedge ratios applicable to such foreign currencies on a monthly basis using four quantitative signals: momentum, interest rate differentials, low volatility, and time-series momentum. Momentum is measured by the one-month average of each currency’s spot price versus the U.S. dollar. Interest rate differentials are measured by the difference in interest rates, as implied in one month FX forwards, between each currency and the U.S. dollar. Low volatility is used to hedge exposure to the top two-thirds of currencies with the highest 24-month return volatilities. Time-series momentum is based on a broad trend in the U.S. dollar. This approach is designed to seek to limit losses related to foreign currencies when such currencies depreciate against the U.S. dollar while allowing for participation in gains related to foreign currencies when such currencies appreciate against the U.S. dollar. In seeking to track the performance of the Index, the Fund also aims to benefit from such currency movements while reducing the volatility associated with currency returns.

The Index applies a published currency forward rate to each foreign currency represented in the Index to hedge against fluctuations in the relative value of the foreign currencies against the U.S. dollar pursuant to the applicable hedge ratios. The Fund uses forward currency contracts or futures contracts to the extent foreign currencies are hedged.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.
WisdomTree International Adaptive Moving Average Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to international equity securities and U.S. Treasury bills that adapts, on a daily basis, to rising and falling trends in the international equity market. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee.

The Index consists of the equity constituents of the WisdomTree International LargeCap Index, U.S. Treasury bills, and other instruments that in combination have economic characteristics similar or equivalent to those securities. The WisdomTree International LargeCap Index is a market-capitalization weighted index composed of equity securities of international large-capitalization companies. To be eligible for inclusion in the WisdomTree International LargeCap Index, a company must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following developed countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, and Singapore (this list may be amended by the Index Provider from time to time pursuant to the Index methodologies). The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index seeks to adapt to rising and falling trends in the international equity market by allocating its weightings among international equity securities or U.S. Treasury bills as indicated by a price trend signal developed by WisdomTree. This signal determines the Index’s constituent allocation by applying a “moving average crossover” analysis to the total returns of the WisdomTree International LargeCap Index, which generates a ratio comparing the WisdomTree International LargeCap Index’s closing price on a given day with its average closing price over the last 200 days. Where the ratio is above 1.01 for two consecutive trading days, the Index allocates 100% of its weight to the WisdomTree International LargeCap Index. The constituents of the WisdomTree International LargeCap Index included in the Index are market capitalization weighted. Where the ratio is at or below 0.99 for two consecutive trading days, the Index allocates 100% of its weight to U.S. Treasury bills. Once 100% of the Index’s weight is allocated to the WisdomTree International LargeCap Index, that allocation will be maintained as long as the ratio remains above 1.01. Similarly, once 100% of the Index’s weight is allocated to U.S. Treasury bills, that allocation will be maintained as long as the ratio remains at or below 0.99. The moving average crossover ratio is calculated on each business day, with the Index changing its allocation (i.e., reconstituting the Index) to the WisdomTree International LargeCap Index or U.S. Treasury bills, as needed in response to the ratio.

To enhance responsiveness during market downturns, the Index incorporates a breadth overlay. This measure captures the percentage of WisdomTree International LargeCap Index constituents that are trading above their respective 200-day average closing price. When 100% of the Index weight is allocated to U.S. Treasury bills and more than 15% of the constituents of the WisdomTree International LargeCap Index trade above their respective 200-day average closing price, the Index reallocates 100% of its weight to the WisdomTree International LargeCap Index. If the market price of the WisdomTree International LargeCap Index drops by more than 5% since the Index’s allocation to the WisdomTree International LargeCap Index, a stop-loss mechanism is applied, which causes the Index to allocate 100% of its weight to U.S. Treasury bills at market close on the day following the day on which the stop-loss threshold is breached.

Under normal circumstances, the Fund invests in a combination of investments that provide direct and indirect exposure to international equity securities and U.S. Treasury bills. The Fund may invest in futures to achieve its exposure to some or all of the constituents of the Index. For example, the Fund may determine to invest up to 100% of its assets in futures that provide short exposure to equities when the Index allocates 100% of its weight to U.S. Treasury bills to hedge exposure to the International equity market. To achieve its investment objective, the Fund also may invest in, among other investments, exchange-traded funds (“ETFs”), and in U.S. government securities, money market funds, and cash and cash equivalents, to serve as collateral or margin for the Fund’s investments in derivatives investments. The Fund expects to engage in active and frequent trading of its portfolio securities.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure ( e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan and the United Kingdom comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure ( e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan and the United Kingdom comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).
WisdomTree Global Alpha Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed. The Fund seeks to achieve its investment objective by investing its assets in accordance with a long/short global equity strategy.

The Fund selects investments for the long/short global equity strategy using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk. The model uses historical market and fundamental company data obtained from established third-party institutional data providers. The model provider processes and standardizes this information and uses it to calculate a broad set of security-specific quantitative features. These features are based primarily on well-established quantitative investment concepts documented in academic and practitioner research, including valuation/value, momentum, quality, profitability, size and risk, among other company-specific characteristics (examples include measures derived from security price performance, valuation ratios, profitability, balance-sheet characteristics, earnings and cash flows, company size and historical volatility). The model analyzes these features collectively, and uses historical observations to identify relationships between these features and subsequent security returns and/or risk.

The Fund will be comprised of a U.S. basket and a non-U.S. basket, each with approximately 300-600 positions. The Fund will not invest more than 60% of its assets in issuers domiciled in the U.S.

A company is considered a U.S. company if it conducts its primary business activities (“Primary Business Activities”) in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

To be eligible for the U.S. basket, a company must (i) be in the top 2,000 U.S. listed companies by market capitalization; (ii) have a share price above $20 per share as of the screening date (the models screen companies after the close of trading on the last trading day of each month); (iii) be listed on the New York Stock Exchange or The Nasdaq Stock Market LLC; (iv) have an average daily trading volume of more than $3 million for the preceding six months; and (v) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

To be eligible for the non-U.S. basket, a company must: (i) be listed on an eligible global stock exchange; (ii) have at least $1 billion market capitalization; (iii) have an average daily trading volume of more than $3 million for the preceding three months; and (iv) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

Typically, the long/short global equity strategy is 200% long and approximately 180% short but those percentages will vary over time as the models adapt to market conditions. The long/short global equity strategy exposure generally will be achieved through the use of derivative instruments, including, but not limited to, swaps.

The Fund’s portfolio generally is rebalanced monthly; however, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) may adjust or rebalance the portfolio more or less frequently as it deems appropriate to seek to achieve the Fund’s investment objective. Factors such as market conditions and investment opportunities may cause the Fund’s portfolio to be rebalanced on other than a monthly schedule. Between rebalances, the number of holdings in the Fund and its long/short exposure may vary.

The Fund may invest in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in swap contracts and other derivatives.

The Fund is expected to have significant exposure to the Financials and Information Technology Sectors. Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the U.S. are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	The Fund is expected to have significant exposure to the Financials and Information Technology Sectors. Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the U.S. are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).
WisdomTree U.S. Adaptive Moving Average Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to U.S. equity securities and U.S. Treasury bills that adapts, on a daily basis, to rising and falling trends in the U.S. equity market. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee.

The Index consists of the equity constituents of the WisdomTree 500 Index, U.S. Treasury bills, and other instruments that in combination have economic characteristics similar or equivalent to those securities. The WisdomTree 500 Index is a market-capitalization weighted index composed of equity securities of U.S. large-capitalization companies. A company is considered a U.S. company if it conducts its primary business activities (“Primary Business Activities”) in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index seeks to adapt to rising and falling trends in the U.S. equity market by allocating its weightings among U.S. equity securities or U.S. Treasury bills as indicated by a price trend signal developed by WisdomTree. This signal determines the Index’s constituent allocation by applying a “moving average crossover” analysis to the total returns of the WisdomTree 500 Index, which generates a ratio comparing the WisdomTree 500 Index’s closing price on a given day with its average closing price over the last 200 days. Where the ratio is above 1.01 for two consecutive trading days, the Index allocates 100% of its weight to the WisdomTree 500 Index. The constituents of the WisdomTree 500 Index included in the Index are market capitalization weighted. Where the ratio is at or below 0.99 for two consecutive trading days, the Index allocates 100% of its weight to U.S. Treasury bills. Once 100% of the Index’s weight is allocated to the WisdomTree 500 Index, that allocation will be maintained as long as the ratio remains above 1.01. Similarly, once 100% of the Index’s weight is allocated to U.S. Treasury bills, that allocation will be maintained as long as the ratio remains at or below 0.99. The moving average crossover ratio is calculated on each business day, with the Index changing its allocation (i.e., reconstituting the Index) to the WisdomTree 500 Index or U.S. Treasury bills, as needed in response to the ratio.

To enhance responsiveness during market downturns, the Index incorporates a breadth overlay. This measure captures the percentage of WisdomTree 500 Index constituents that are trading above their respective 200-day average closing price. When 100% of the Index weight is allocated to U.S. Treasury bills and more than 15% of the constituents of the WisdomTree 500 Index trade above their respective 200-day average closing price, the Index reallocates 100% of its weight to the WisdomTree 500 Index. If the market price of the WisdomTree 500 Index drops by more than 5% since the Index’s allocation to the WisdomTree 500 Index, a stop-loss mechanism is applied, which causes the Index to allocate 100% of its weight to U.S. Treasury bills at market close on the day following the day on which the stop-loss threshold is breached.

Under normal circumstances, the Fund invests in a combination of investments that provide direct and indirect exposure to U.S. equity securities and U.S. Treasury bills. The Fund may invest in futures to achieve its exposure to some or all of the constituents of the Index. For example, the Fund may determine to invest up to 100% of its assets in futures that provide short exposure to equities when the Index allocates 100% of its weight to U.S. Treasury bills to hedge exposure to the U.S. equity market. To achieve its investment objective, the Fund also may invest in, among other investments, exchange-traded funds (“ETFs”), and in U.S. government securities, money market funds, and cash and cash equivalents, to serve as collateral or margin for the Fund’s investments in derivatives investments. The Fund expects to engage in active and frequent trading of its portfolio securities.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. corporate bonds and/or investments that have economic characteristics that are substantially similar to the economic characteristics of U.S. corporate bonds. For purposes of this policy, U.S. corporate bonds include fixed income securities such as bonds, notes, and other debt obligations issued by corporations domiciled in the U.S.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics. The Index employs a multi-step process, which screens based on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer favorable income characteristics. The goal is to improve the risk-adjusted performance of traditional market capitalization-weighted approaches of corporate bond indices.

The Index is comprised of corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following criteria: (i) pay fixed-rate coupons; (ii) have at least $350 million in par amount outstanding; (iii) have a remaining maturity of at least one year; and (iv) be rated investment grade (at least BBB- or Baa3) by Standard & Poor’s or Moody’s. The final rating is determined by the average rating from the two rating agencies. All bonds are denominated in U.S. dollars.

The Index utilizes a “screen and tilt” rules-based approach to isolate bonds that have favorable fundamentals and tilts to those bonds with favorable income and valuation characteristics. Once the Index universe is defined from the eligibility criteria, individual bonds are assigned a factor score based on rules-based fundamental metrics, such as distinguishing cash flow, profitability and leverage. Bonds are ranked within one of three sectors (i.e., industrial, financial, or utility) based on their factor scores and then screened so that bonds receiving the lowest 20% of factor scores in each sector are removed from the Index. Each remaining bond is then assigned an income tilt score reflecting, among other factors, the bond's probability of default and duration relative to the other remaining bonds in its sector, and the yield spread between the bond and U.S. Treasuries. Income tilt scores are then used to determine a bond’s weight in the Index, with bonds receiving higher income tilt scores being more heavily weighted. Issuer exposure is capped at 5%, with excess exposure distributed to the remaining bonds on a pro-rata basis. The Index is rebalanced quarterly.

The Fund may invest up to 20% of its assets in investments not included in the Index, including repurchase agreements, and/or derivatives. Derivative investments may include interest rate futures, swaps, and forward contracts. The Fund’s use of derivatives will be underpinned by investments in cash or other liquid assets.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to capture the performance of selected issuers in the U.S. non-investment-grade corporate bond (“junk bond”) market with favorable fundamental and income characteristics. The Index employs a multi-step selection process to seek to identify bonds with favorable fundamentals and then tilts to those bonds with favorable risk-adjusted income characteristics.

The Index is comprised of U.S. dollar-denominated corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following key criteria: (i) pay fixed-rate coupons; (ii) have at least $500 million in par amount outstanding; (iii) have a remaining maturity of at least one year; and (iv) have a non-investment grade rating by Standard & Poor’s or Moody’s (i.e., below BBB- or Baa3, respectively). For the purposes of the Index, bonds issued under Regulation S are excluded from eligibility. In addition, a bond cannot be in default or otherwise be in distress (e.g., the bond must be rated above C).

Once the Index universe is defined, each bond is assigned a factor score based on fundamental metrics that distinguish cash flow characteristics (i.e., free cash flow) and momentum metrics based on the relative equity market performance of the bond’s issuer. The Index selects bonds principally based on their fundamental metrics. However, a bond issued by a company with favorable fundamental metrics, but exhibiting significant negative momentum metrics would be excluded from the Index, while a bond with weaker fundamental metrics but showcasing positive momentum metrics would be included in the Index. Bonds are assigned to one of five sectors (i.e., industrial, financial, utility, consumer, or energy) and then assessed for liquidity against public bonds within their sector. Bonds deemed to be among the 5% least liquid are excluded from consideration.

Each remaining bond is then assigned an income tilt score. A bond’s tilt score reflects, among other factors, its probability of default and recovery relative to the other bonds in its sector and the yield spread between the bond and U.S. Treasuries. Income tilt scores are then used to determine a bond’s weight in the Index relative to its market value, with greater weight allocated to those bonds receiving higher income tilt scores. The Fund’s exposure to any single bond issuer and any single bond is capped at the time of rebalance at 2% and 0.50%, respectively, with any excess exposure allocated across the remaining bonds on a pro rata basis. The Index is rebalanced semi-annually. During the intra-rebalance period, the Index may include constituents that no longer meet the Index’s eligibility criteria as described above. Under certain circumstances, such as in response to a change in a bond’s credit rating that causes it to no longer meet the Index eligibility criteria, the Index Provider may remove constituents from the Index intra-rebalance but on a delayed-basis (e.g., at the end of the month in which the credit rating changed).

The Fund may invest up to 20% of its assets in investments not included in the Index, including repurchase agreements and/or derivatives. Derivative investments may include interest rate futures, swaps, and forward contracts.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management”– or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. corporate bonds and/or investments that have economic characteristics that are substantially similar to the economic characteristics of U.S. corporate bonds. For purposes of this policy, U.S. corporate bonds include fixed income securities such as bonds, notes, and other debt obligations issued by corporations domiciled in the U.S.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to capture the performance of selected issuers in the short-term U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics. The Index employs a multi-step process, which screens based on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer favorable income characteristics. The goal is to improve the risk-adjusted performance of traditional market capitalization-weighted approaches of corporate bond indices.

The Index is comprised of corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following criteria: (i) pay fixed-rate coupons; (ii) have at least $350 million in par amount outstanding; (iii) have a remaining maturity of at least one year and at most five years; and (iv) be rated investment grade (at least BBB- or Baa3) by Standard & Poor’s or Moody’s. The final rating is determined by the average rating from the two rating agencies. All bonds are denominated in U.S. dollars.

The Index utilizes a “screen and tilt” rules-based approach to isolate bonds that have favorable fundamentals and tilts to those bonds with favorable income and valuation characteristics. Once the Index universe is defined from the eligibility criteria, individual bonds are assigned a factor score based on rules-based fundamental metrics distinguishing cash flow, profitability and leverage. Bonds are ranked within one of three sectors (i.e., industrial, financial, or utility) based on their factor scores and then screened so that the bonds receiving the lowest 20% of factor scores in each sector are removed from the Index. Each remaining bond is then assigned an income tilt score reflecting, among other factors, the bond's probability of default and duration relative to the other remaining bonds in its sector and the yield spread between the bond and U.S. Treasuries. Income tilt scores are then used to determine a bond’s weight in the Index, with bonds receiving higher income tilt scores being more heavily weighted. Issuer exposure is capped at 5%, with excess exposure distributed to the remaining bonds on a pro-rata basis. The Index is rebalanced quarterly.

The Fund may invest up to 20% of its assets in investments not included in the Index, including repurchase agreements, and/or derivatives. Derivative investments may include interest rate futures, swaps, and forward contracts. The Fund’s use of derivatives will be underpinned by investments in cash or other liquid assets.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing in large-capitalization U.S. equity securities and U.S. Treasury futures contracts.

The Fund invests in a representative basket of U.S. equity securities of large-capitalization companies generally weighted by market capitalization. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of U.S. issuers and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such securities. For the purposes of this policy, U.S. investments are equity or fixed income securities issued by U.S. issuers and U.S. government securities, including U.S. Treasury securities. U.S. issuers are those that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Under normal circumstances, the Fund expects its investments in U.S. equity securities to represent approximately 90% of the Fund’s net assets.

The remainder of the net assets, which WisdomTree Asset Management, Inc., the Fund’s investment adviser (“WisdomTree Asset Management” or the “Adviser”), expects to be in cash and cash equivalents, will serve as collateral for U.S. Treasury futures contracts of varying maturities ranging from 2 to 30 years, which are selected to achieve a target duration of 3 to 8 years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. Under normal circumstances, the aggregate U.S. Treasury futures contracts positions will represent a notional exposure (i.e., the total underlying amount of exposure created by a derivatives trade) of approximately 60% of the Fund’s net assets. The notional exposure of a futures contract is calculated by multiplying the size of the futures contract by the market price for future delivery of the underlying U.S. Treasuries. The Adviser expects that the level of interest rate risk offered by the weighted positions in the U.S. Treasury futures contracts will be set and maintained at risk levels consistent with intermediate term fixed income securities. It is anticipated that the U.S. Treasury futures contracts will be rolled as they near expiry into new contracts, with the size of the futures positions at different maturity points adjusted to maintain the desired interest rate risk exposure.

The Fund’s portfolio will be rebalanced quarterly to implement the results of the model. As a result, between quarterly rebalances, the Fund’s allocations to U.S. equity securities and U.S. Treasury futures contracts may vary from the targeted 90%/60% allocations, and the targeted duration of and level of interest rate risk associated with the fixed income portion of the Fund may vary from their respective targets stated herein. To the extent exposure of the equity and fixed income portions of the Fund deviates from the targeted 90% equity and 60% U.S. Treasury futures contracts allocations noted above by 5% or greater, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations.

As of September 30, 2026, companies in the Information Technology Sector comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing in large-capitalization U.S. equity securities and U.S. Treasury futures contracts.The Fund invests in a representative basket of U.S. equity securities of large-capitalization companies generally weighted by market capitalization.To the extent exposure of the equity and fixed income portions of the Fund deviates from the targeted 90% equity and 60% U.S. Treasury futures contracts allocations noted above by 5% or greater, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations.As of September 30, 2026, companies in the Information Technology Sector comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.
WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing in emerging markets equity securities and U.S. Treasury futures contracts.

The Fund invests in a representative basket of emerging markets equity securities generally weighted by market capitalization. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investments consistent with the Fund’s Emerging Markets Efficient Core strategy. For purposes of this policy, the Fund’s Emerging Markets Efficient Core strategy is the Fund’s strategy to invest in securities of emerging market issuers and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such securities and U.S. Treasury securities. Emerging market issuers are those that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in an emerging market country. An emerging market country includes any country that is: (i) generally recognized as an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Under normal circumstances, the Fund expects its investments in emerging markets equity securities to represent approximately 90% of the Fund’s net assets.

The remainder of the net assets, which WisdomTree Asset Management, Inc., the Fund’s investment adviser (“WisdomTree Asset Management” or the “Adviser”), expects to be in cash and cash equivalents, will serve as collateral for U.S. Treasury futures contracts of varying maturities ranging from 2 to 30 years, which are selected to achieve a target duration of 3 to 8 years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. Under normal circumstances, the aggregate U.S. Treasury futures contracts positions will represent a notional exposure (i.e., the total underlying amount of exposure created by a derivatives trade) of approximately 60% of the Fund’s net assets. The notional exposure of a futures contract is calculated by multiplying the size of the futures contract by the market price for future delivery of the underlying U.S. Treasuries. The Adviser expects that the level of interest rate risk offered by the weighted positions in the U.S. Treasury futures contracts will be set and maintained at risk levels consistent with intermediate term fixed income securities. It is anticipated that the U.S. Treasury futures contracts will be rolled as they near expiry into new contracts, with the size of the futures positions at different maturity points adjusted to maintain the desired interest rate risk exposure.

The Fund’s portfolio will be rebalanced quarterly to implement the results of the model. As a result, between quarterly rebalances, the Fund’s allocations to emerging markets equity securities and U.S. Treasury futures contracts may vary from the targeted 90%/60% allocations, and the targeted duration of and level of interest rate risk associated with the fixed income portion of the Fund may vary from their respective targets stated herein. To the extent exposure of the equity and fixed income portions of the Fund deviates from the targeted 90% equity and 60% U.S. Treasury futures contracts allocations noted above by 5% or greater, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations.

As of September 30, 2026, companies in the Information Technology and Financials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of September 30, 2026, the equity securities of companies domiciled in or otherwise tied to China, South Korea and Taiwan comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing in emerging markets equity securities and U.S. Treasury futures contracts.The Fund invests in a representative basket of emerging markets equity securities generally weighted by market capitalization.To the extent exposure of the equity and fixed income portions of the Fund deviates from the targeted 90% equity and 60% U.S. Treasury futures contracts allocations noted above by 5% or greater, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations.As of September 30, 2026, companies in the Information Technology and Financials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.As of September 30, 2026, the equity securities of companies domiciled in or otherwise tied to China, South Korea and Taiwan comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.
WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing in international equity securities and U.S. Treasury futures contracts.

The Fund invests in a representative basket of developed market equity securities, excluding the United States and Canada, generally weighted by market capitalization. Under normal circumstances, the Fund invests approximately 90% of its net assets in such equity securities.

The remainder of the net assets, which WisdomTree Asset Management, Inc., the Fund’s investment adviser (“WisdomTree Asset Management” or the “Adviser”) expects to be in cash and cash equivalents, will serve as collateral for U.S. Treasury futures contracts of varying maturities ranging from 2 to 30 years, which are selected to achieve a target duration of 3 to 8 years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. Under normal circumstances, the aggregate U.S. Treasury futures contracts positions will represent a notional exposure (i.e., the total underlying amount of exposure created by a derivatives trade) of approximately 60% of the Fund’s net assets. The notional exposure of a futures contract is calculated by multiplying the size of the futures contract by the market price for future delivery of the underlying U.S. Treasuries. The Adviser expects that the level of interest rate risk offered by the weighted positions in the U.S. Treasury futures contracts will be set and maintained at risk levels consistent with intermediate term fixed income securities. It is anticipated that the U.S. Treasury futures contracts will be rolled as they near expiry into new contracts, with the size of the futures positions at different maturity points adjusted to maintain the desired interest rate risk exposure.

The Fund’s portfolio will be rebalanced quarterly to implement the results of the model. As a result, between quarterly rebalances, the Fund’s allocations to international equity securities and U.S. Treasury futures contracts may vary from the targeted 90%/60% allocations, and the targeted duration of and level of interest rate risk associated with the fixed income portion of the Fund may vary from their respective targets stated herein. To the extent exposure of the equity and fixed income portions of the Fund deviates from the targeted 90% equity and 60% U.S. Treasury futures contracts allocations noted above by 5% or greater, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations.

As of September 30, 2026, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of September 30, 2026, the equity securities of companies domiciled in or otherwise tied to Japan and Europe, particularly the United Kingdom, comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing in international equity securities and U.S. Treasury futures contracts.The Fund invests in a representative basket of developed market equity securities, excluding the United States and Canada, generally weighted by market capitalization. Under normal circumstances, the Fund invests approximately 90% of its net assets in such equity securities.To the extent exposure of the equity and fixed income portions of the Fund deviates from the targeted 90% equity and 60% U.S. Treasury futures contracts allocations noted above by 5% or greater, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target allocations.As of September 30, 2026, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.As of September 30, 2026, the equity securities of companies domiciled in or otherwise tied to Japan and Europe, particularly the United Kingdom, comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.
WisdomTree Efficient Long/Short U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing its assets in accordance with both (i) a long/short U.S. equity strategy and (ii) a long-only U.S. equity strategy. Under normal circumstances, the Fund will have approximately equal exposure to the long/short U.S. equity strategy and the long-only U.S. equity strategy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. equity securities and derivative instruments that provide exposure to U.S. equity securities.

For the long-only U.S. equity strategy, the Fund invests in a basket of equity securities of large-capitalization U.S. companies generally weighted by market capitalization or derivative instruments that provide similar exposure. A company is considered a U.S. company if it conducts its primary business activities (“Primary Business Activities”) in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. An equity security represents an ownership interest, or the right to acquire an ownership interest, in an issuer.

The Fund selects investments for both the long/short U.S. equity strategy and the long-only U.S. equity strategy from a universe consisting of approximately the top 2,000 U.S.-listed companies by market capitalization (the “Parent Universe”) using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk. The model uses historical market and fundamental company data obtained from established third-party institutional data providers. The model provider processes and standardizes this information and uses it to calculate a broad set of security-specific quantitative features. These features are based primarily on well-established quantitative investment concepts documented in academic and practitioner research, including valuation/value, momentum, quality, profitability, size and risk, among other company-specific characteristics (examples include measures derived from security price performance, valuation ratios, profitability, balance-sheet characteristics, earnings and cash flows, company size and historical volatility). The model analyzes these features collectively, and uses historical observations to identify relationships between these features and subsequent security returns and/or risk.

To be eligible for investment, a company must: (i) be part of the Parent Universe and listed on the NYSE or Nasdaq; (ii) have a share price above $20 per share as of the screening date (the models screen companies after the close of trading on the last trading day of each month); (iii) have an average daily trading volume of more than $3 million for the preceding six months; and (iv) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

The Fund’s long/short portfolio holds or has exposure to between 100-300 long positions and 100-300 short positions. Typically, the long/short U.S. equity strategy is 100% long and approximately 90% short but those percentages will vary over time as the models adapt to market conditions. The long/short U.S. equity strategy exposure generally will be achieved through the use of derivative instruments, including, but not limited to, swaps.

The Fund’s portfolio generally is rebalanced monthly, however, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) may adjust or rebalance the portfolio more or less frequently as it deems appropriate to seek to achieve the Fund’s investment objective. Factors such as market conditions and investment opportunities, may cause the Fund’s portfolio to be rebalanced on other than a monthly schedule. Between rebalances, the number of holdings in the Fund and its long/short exposure may vary.

The Fund may invest in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in swap contracts and other derivatives.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund had significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Materials Sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will have approximately equal exposure to the long/short U.S. equity strategy and the long-only U.S. equity strategy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. equity securities and derivative instruments that provide exposure to U.S. equity securities.The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund had significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Materials Sector.
WisdomTree Efficient U.S. Plus International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing in equity securities of U.S. large-capitalization companies and in index futures contracts that provide exposure to international equity securities, and which are used to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market using fewer assets. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments, including common stocks and futures contracts, that provide exposure to the U.S. or international equity markets.

The Fund invests in a basket of equity securities of U.S. large-capitalization companies generally weighted by market capitalization. A company is considered a U.S. company if it conducts its primary business activities (“Primary Business Activities”) in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. An equity security represents an ownership interest, or the right to acquire an ownership interest, in an issuer.

Typically, the Fund invests approximately 90-100% of its net assets in such U.S. equity securities or derivative instruments that provide similar exposure. The Fund also typically invests in index futures contracts representing a notional exposure of approximately 60% of the Fund’s net assets. The Fund invests in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in futures contracts or other derivatives.

The Fund’s portfolio is rebalanced quarterly to the target allocation exposures. As a result, between quarterly rebalances, the Fund’s exposure to U.S. equity securities and index futures contracts may vary from the targeted exposures. To the extent the Fund’s exposure deviates from the targeted exposure by greater than 5%, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the targeted exposures.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Fund had significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Information Technology Sector.

Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments, including common stocks and futures contracts, that provide exposure to the U.S. or international equity markets.While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Fund had significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Information Technology Sector.Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).
WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed. The Fund seeks to achieve its investment objective by investing its assets in accordance with both (i) a long/short U.S. small-capitalization equity strategy and (ii) a long-only U.S. small-capitalization equity strategy. Under normal circumstances, the Fund will have approximately equal exposure to the long/short U.S. small-capitalization equity strategy and the long-only U.S. small-capitalization equity strategy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. small-capitalization equity securities and derivative instruments that provide exposure to U.S. small-capitalization equity securities. For purposes of this policy, a company is considered a U.S. company if it conducts its primary business activities (“Primary Business Activities”) in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Small-capitalization companies are those with market capitalization smaller than the 1,000th largest U.S.-listed company by market capitalization. An equity security represents an ownership interest, or the right to acquire an ownership interest, in an issuer.

For the long-only U.S. small-capitalization equity strategy, the Fund invests in a basket of equity securities of small-capitalization U.S. companies generally weighted by market capitalization or derivative instruments that provide similar exposure.

The Fund’s long/short U.S. small-capitalization equity strategy portfolio holds or has exposure to between 100-300 long positions and 100-300 short positions. Typically, the long/short U.S. small-capitalization equity strategy is comprised of 100% long positions and approximately 90% short positions, but those percentages will vary over time as the models adapt to market conditions. The long/short U.S. small-capitalization equity strategy exposure generally will be achieved through the use of derivative instruments, including, but not limited to, swaps.

The Fund selects investments for both the long/short U.S. small-capitalization equity strategy and the long-only U.S. small-capitalization equity strategy from a universe consisting of those companies with market capitalization smaller than the 1,000th largest U.S.-listed company by market capitalization (the “Parent Universe”), using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk. The model uses historical market and fundamental company data obtained from established third-party institutional data providers. The model provider processes and standardizes this information and uses it to calculate a broad set of security-specific quantitative features. These features are based primarily on well-established quantitative investment concepts documented in academic and practitioner research, including valuation/value, momentum, quality, profitability, size and risk, among other company-specific characteristics (examples include measures derived from security price performance, valuation ratios, profitability, balance-sheet characteristics, earnings and cash flows, company size and historical volatility). The model analyzes these features collectively, and uses historical observations to identify relationships between these features and subsequent security returns and/or risk.

To be eligible for investment, a company must: (i) be part of the Parent Universe and listed on the NYSE or Nasdaq; (ii) have an average daily trading volume of more than $3 million for the preceding six months; and (iii) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

The Fund’s portfolio generally is rebalanced monthly; however, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) may adjust or rebalance the portfolio more or less frequently as it deems appropriate to seek to achieve the Fund’s investment objective. Factors such as market conditions and investment opportunities may cause the Fund’s portfolio to be rebalanced on other than a monthly schedule. Between rebalances, the number of holdings in the Fund and its long/short exposure may vary.

The Fund may invest in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in swap contracts and other derivatives.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials, Healthcare, Financials and Information Technology Sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. small-capitalization equity securities and derivative instruments that provide exposure to U.S. small-capitalization equity securities.The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials, Healthcare, Financials and Information Technology Sectors.
WisdomTree BioRevolution Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to equity securities of domestic and foreign exchange-listed companies that will be significantly transformed by advancements in genetics and biotechnology. Such advancements include the application of genetic technologies to prevent and treat disease; the application of human genetic technologies to new classes of consumer products personalized for each individual; the transformation of agriculture, aquaculture, and food production, creating healthier and more sustainable models for feeding the growing global population; biological re-engineering used to produce an increasing percentage of the physical inputs needed for manufacturing; and DNA as a storage solution (collectively, “BioRevolution Activities”). The Index is based on a rules-based methodology overseen and implemented by the WisdomTree BioRevolution Index Committee.

To be eligible for inclusion in the Index, a company must list its shares on an eligible stock exchange and conduct its primary business activities (“Primary Business Activities”) in certain countries. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also meet the following criteria as of the Index screening date: (i) derive at least 50% of its revenue from BioRevolution Activities; (ii) have a market capitalization of at least $300 million; and (iii) have a median daily dollar volume of at least $1 million for each of the preceding three months.

The Index is a modified equally weighted index that is reconstituted and rebalanced semi-annually.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Healthcare Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Pharmaceuticals Biotechnology & Life Sciences Industry Group.

As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Healthcare Sector.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Pharmaceuticals Biotechnology & Life Sciences Industry Group.As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.
WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in Cloud Computing Companies and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such Cloud Computing Companies. For purposes of this policy, cloud computing companies are companies, as determined by Bessemer Venture Partners (“BVP”), that are primarily involved in providing cloud computing software and services to their customers, which derive the majority of their revenues from business-oriented software products, that are both: (i) provided to customers through a cloud delivery model (e.g., hosted on remote and multi-tenant server infrastructure, accessed through a web browser or mobile device, or consumed as an Application Programming Interface (“API”)); and (ii) provided to customers through a cloud economic model (e.g., a subscription-based, volume-based or transaction-based offering) (collectively, “Cloud Computing Companies”). BVP analyzes a company’s revenue segments and publicly reported data metrics to determine whether the company derives a majority of its revenues from business-oriented software products. Where a company derives 50% or more of its segmented revenue from the cloud business segment, BVP will consider it to be a Cloud Computing Company.

Cloud computing is a term used to describe the delivery, through the Internet, of computing services, which can include servers, storage, databases, networking, software, analytics, and intelligence. The Index is provided by Nasdaq, Inc. (the “Index Provider”) and is designed to track the performance of emerging public Cloud Computing Companies.

To be eligible for inclusion in the Index, a company must also meet the following criteria as of the Index screening date: (i) have a revenue growth rate of at least 15% for each of the last two full fiscal years for new Index constituents and a revenue growth rate of at least 7% in at least one of the last two fiscal years for existing Index constituents, each as determined by BVP; (ii) have its primary listing on a Nasdaq, New York Stock Exchange, Inc., or Cboe Global Markets Inc. exchange; (iii) have a minimum market capitalization of $500 million; and (iv) have a minimum three-month average daily trading volume of $5 million.

The Index also excludes companies based on environmental, social, and governance (“ESG”) criteria. The ESG criteria generally seek to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components or services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive meaningful revenue (i.e., more than 5% of revenue) from small arms manufacture-, sales-, and distribution-related activities; (iv) manufacture tobacco products, supply tobacco-related products and/or services, and/or derive meaningful revenue from the distribution and/or retail sale of tobacco products; or (v) derive meaningful revenue from oil and gas exploration activities in Arctic regions, oil sands extraction activities, shale energy exploration and/or production activities, or thermal coal-based power generation-related activities and/or extraction-related activities. The Index Provider has in the past modified, and may in the future further modify, the ESG criteria applied to determine a company’s eligibility to be included in the Index.

The Index is reconstituted and rebalanced semi-annually. Securities are equal-dollar weighted in the Index.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Software & Services Industry Group.

As of September 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, the United States, although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Software & Services Industry Group.As of September 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, the United States, although the Fund’s geographic exposure may change from time to time.
WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of exchange-listed companies that are primarily engaged in cybersecurity activities. For purposes of this policy, cybersecurity activities are the provision of cybersecurity-oriented products as shown by revenue derived from the following cybersecurity themes: privacy & digital trust, cloud security, perimeter-less world, security of internet devices, resilience and recovery, smart security, and security development process.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to equity securities of exchange-listed companies globally, which are primarily involved in cybersecurity and security-oriented technology that generate a meaningful part of their revenue from security protocols that prevent intrusion and attacks to systems, networks, applications, computers, and mobile devices and are experiencing revenue growth. The cybersecurity themes used as guidelines to determine if a company is primarily involved in cybersecurity activities are described in detail in the “Additional Information About the Funds’ Investment Strategies” section of the Prospectus.

To be eligible for inclusion in the Index, a company must meet the following criteria as of the Index screening date: (i) derive at least 50% of their revenue from cybersecurity activities; (ii) revenue growth greater than or equal to 7% over the trailing three years for new constituents and revenue growth greater than or equal to 5% over the trailing three years for existing Index constituents; (iii) have a market capitalization of at least $300 million; and (iv) have a median daily dollar trading volume of at least $1 million for each of the preceding three months.

The Index is reconstituted and rebalanced semi-annually.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Software & Services Industry Group.

As of September 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, the United States, although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Software & Services Industry Group.As of September 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, the United States, although the Fund’s geographic exposure may change from time to time.
WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to equity securities of domestic and foreign exchange-listed companies, including developed countries and emerging markets throughout the world, which are primarily involved in the investment theme of Artificial Intelligence and Innovation.

Artificial intelligence refers to the application of computer systems or robotics to perform tasks that typically require human intelligence, discernment and adaptation, such as decision-making, reasoning, learning from past experiences, visual perception, and speech recognition. The Index focuses on artificial intelligence technology in the following categories: (i) software - companies that provide artificial intelligence software to enable artificial intelligence and machine learning capabilities to be applied in the client domain; (ii) semiconductors - companies that produce semiconductors or semiconductor equipment and technology; and (iii) other hardware - companies that produce or develop hardware and technology essential for artificial intelligence applications that are not classified as semiconductors (collectively, “Artificial Intelligence Activities”). These Artificial Intelligence Activities are described in further detail in the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus.

Companies within the Innovation theme are those companies that introduce a new, creative, or different (i.e., “innovative”) technologically enabled product or service in seeking to potentially change an industry landscape, as well as companies that service those Innovative technologies, particularly those related to artificial intelligence (collectively, “Innovative Activities”). The Index Provider identifies Artificial Intelligence and/or Innovation-related companies by reference to classifications made by independent firms, through public company filings and/or by identifying companies that derive a significant portion of their revenues from the manufacture, sale and/or service of Innovative products or services. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Artificial Intelligence Index Committee.

To be eligible for inclusion in the Index, companies must conduct their primary business activities (“Primary Business Activities”) in Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Kuwait, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, the United Kingdom, or the United States (this list may be amended by the Index Provider from time to time pursuant to the Index methodologies). In the case of China, component companies must be incorporated or domiciled in China and have their shares listed on the Hong Kong stock exchange or are trading primarily on a U.S. stock exchange are eligible for inclusion. In addition, Chinese domestic companies that are part of the connect program and meet index requirements are also eligible for inclusion. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also derive at least 50% of its revenue from (i) one or more of the three Artificial Intelligence Activities or (ii) Innovative Activities, as described above, as of the Index screening date. The Index Provider expects that 50% of the Index constituent weight will meet the definition of Artificial Intelligence Activities.

In addition to meeting the definition of either Artificial Intelligence Activities or Innovative Activities, to be eligible for inclusion in the Index, a company must also meet the following criteria as of the Index screening date: (i) have a market capitalization of at least $100 million; and (ii) have a median daily dollar trading volume of greater than $1 million for each of the preceding three months.

The Index is reconstituted and rebalanced quarterly.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Software & Services Industry Group and Semiconductors & Semiconductor Equipment Industry.

As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Software & Services Industry Group and Semiconductors & Semiconductor Equipment Industry.As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.
WisdomTree Quantum Computing Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to global companies involved in Quantum Computing Activities (as that term is described below). Quantum computing refers to a confluence of advances in technology that use quantum mechanics principles to process information, potentially solving complex problems beyond the capabilities of classical computers by leveraging quantum bits (“qubits”) that can exist in multiple states simultaneously.

The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Quantum Computing Index Committee. The Index will be rebalanced and reconstituted on a quarterly basis in February, May, August, and November.

To be eligible for inclusion in the Index, a company must (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Mexico, Netherlands, Norway, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, United Kingdom, or United States (this list may be amended by the Index Provider from time to time pursuant to Index methodologies); (ii) have a minimum market capitalization of $200 million; and (iii) have a median daily dollar volume greater than $1,000,000 in the last three months preceding the Index screening date. In the case of China, a constituent company must also list its shares on a securities exchange operating in a developed country, or be part of the Stock Connect program, a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Companies selected for inclusion in the Index must be a provider of at least one of the following services or technologies (collectively, “Quantum Computing Activities”): (i) quantum chips and qubit technology; (ii) quantum software and algorithms; (iii) quantum annealing and simulation; (iv) quantum-as-a-service (i.e., cloud-based platforms that provide users with a variety of quantum computing resources, including hardware, software, and development tools); (v) post-quantum cryptography; (vi) quantum networking and communications; (vii) advanced computing; and (viii) tools and infrastructure as well as semiconductors, materials and components to companies involved in the development of quantum computing technologies.

A company’s involvement in Quantum Computing Activities is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report, 10-K), earnings call transcripts, patent submissions, news, and press releases, as well as via exposure to relevant industry classifications and/or revenue derived from Quantum Computing Activities. In determining whether a company is involved in Quantum Computing Activities and the extent of such involvement, WisdomTree expects to rely on publicly available information and analyses of such information performed by third-party data providers.

Each company that meets the eligibility criteria is assigned a Relevancy Score and Purity Classification based on the nature and significance of its Quantum Computing Activities, and, when available in company disclosures, revenue derived from those activities. The Relevancy Score is set at 3, 2, or 1, reflecting high, medium, or low relevancy of the company’s involvement in Quantum Computing Activities and significance of those activities for the progress of quantum computing. The Purity Classification is specified as ‘Pure’ or ‘Diversified’, depending on the business focus (i.e., companies solely engaged in Quantum Computing Activities are classified as “Pure” while companies engaged in multiple lines of business with one involving Quantum Computing Activities are classified as “Diversified”) and, when available in company disclosures, revenue derived from Quantum Computing Activities. Companies with a Relevancy Score of 3 and which are classified as ‘Pure’ are allocated a greater weight, while those companies with a Relevancy Score of 1 and classified as ‘Diversified’ are allocated a reduced weight. A company’s Relevancy Score and Purity Classification are reviewed and, if necessary, updated in connection with the quarterly rebalance and reconstitution of the Index. At each rebalance, the maximum weight of any security in the Index is capped at 15%.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Semiconductors & Semiconductor Equipment Industry and Software & Services Industry Group.

Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in the Semiconductors & Semiconductor Equipment Industry and Software & Services Industry Group.Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).
WisdomTree Space Economy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities that provide exposure to global companies involved in activities that form the space economy (“Space Economy Companies”). These activities include, but are not limited to, enabling access to space, supporting space operations through launch, orbital and deep-space infrastructure, delivering commercial space-based services and connectivity, providing space-related security solutions, and developing emerging space-focused and space-enabled technologies (“Space Economy Activities”). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Space Economy Companies and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such Space Economy Companies.

Companies selected for inclusion in the Fund must be involved in at least one of the following Space Economy Activities:

1. Launches & Infrastructure

2. Commercial Space

3. Defense Space

4. Emerging Technologies

A company’s involvement in Space Economy Activities is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report or 10-K), earnings call transcripts, patent submissions, news and press releases, as well as via exposure to relevant industry classifications and/or revenue derived from Space Economy Activities. In determining whether a company is involved in Space Economy Activities and the extent of such involvement, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) expects to rely on publicly available information and analyses of such information performed by third-party data providers.

Each of the four Space Economy Activities categories is assigned a Thematic Score that reflects its relative importance within the overall space economy framework. The Thematic Score is set at 4, 3, 2, or 1, reflecting the significance of each category’s activities to the advancement of the space economy, considering their commercial maturity, overall relevance, and growth potential. Each eligible company is assigned a Relevancy Score based on the nature and significance of its Space Economy Activities, and, where such information is available, revenue derived from those Activities. The Relevancy Score is set at 4, 3, 2, or 1, reflecting leader, high, medium, or low relevancy of the company’s involvement in Space Economy Activities and the significance of those Activities to the progress of the space economy. A company’s contribution to the progress of the space economy is measured by assessing the extent to which Space Economy Activities are a meaningful part of its business. This assessment is informed by:

■	Nature of activities: whether the company directly develops, manufactures or offers products related to Space Economy Activities, or otherwise conducts business activities that directly enable Space Economy Activities, as opposed to peripheral or indirect involvement;

■	Significance of activities: the degree to which Space Economy Activities are core to the company’s strategy, product offerings, or competitive positioning; and

■	Revenue exposure, where disclosed: the proportion of revenue attributable to Space Economy Activities, or qualitative disclosures indicating that such activities represent a material business line for the company.

Companies whose Space Economy Activities are central, ongoing, and commercially meaningful receive higher Relevancy Scores, while companies with limited, early stage, or ancillary exposure receive lower Relevancy Scores.

Each company is initially equally weighted, with subsequent Thematic and Relevancy adjustments applied to increase the weight of securities with higher Thematic and Relevancy Scores.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Fund had significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials and Communication Services Sectors.

The Fund concentrates its investments (i.e., invest more than 25% of its net assets) in companies in the Capital Goods and Technology Hardware & Equipment groups of industries.

A company selected for inclusion in the Fund must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Finland, France, Germany, Hungary, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Mexico, Netherlands, Norway, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom, and the United States (this list may be amended by the Adviser from time to time). The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Space Economy Companies and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such Space Economy Companies.While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Fund had significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials and Communication Services Sectors.Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).
WisdomTree Physical AI, Humanoids, and Drones Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to global companies involved in physical artificial intelligence (“Physical AI”) activities (“Physical AI Activities”). Physical AI refers to how artificial intelligence brings intelligence into the physical world, and Physical AI Activities include humanoid and collaborative robots, autonomous drones and vehicles, AI-enabled manufacturing systems, warehouse and supply chain automation, and intelligent machines across sectors such as healthcare, construction, agriculture, and defense. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Artificial Intelligence and Innovation Index Committee.

To be eligible for inclusion in the Index, a company must (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, or the United States (collectively, the “Developed Countries”), or Brazil, Chile, China, Czech Republic, Hungary, Mexico, Poland, South Africa, South Korea, Taiwan, or Thailand (collectively, the “Emerging Market Countries”) (this list may be amended by the Index Provider from time to time pursuant to Index methodologies); (ii) have a minimum market capitalization of $200 million as of the Index screening date; and (iii) have a median daily dollar trading volume of at least $1 million for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. In the case of a company conducting its Primary Business Activities in China, it must be incorporated or domiciled in China, its shares must be listed on a stock exchange in a Developed Country or trade via Stock Connect, and it must meet the other Index eligibility criteria described above. Stock Connect is a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong.

Of these eligible companies, companies selected for inclusion in the Index must be involved in at least one of the categories of Physical AI Activities listed below.

1.	Humanoid Robotics: Companies developing humanoid or exoskeleton robots that replicate human movement, interaction, or assistive functions. This category includes designers of bipedal robots, service robots, and robotic components such as actuators, sensors, and embodied-AI systems enabling human-like capabilities.

2.	Drones/Autonomous Mobility: Companies involved in unmanned and autonomous vehicles operating in air, land, or sea. This category includes producers of drones, eVTOL aircraft, autonomous driving systems, and supporting hardware and software for self-navigating mobility.

3.	Next-Gen Factories (Smart Manufacturing): Companies advancing industrial automation and robotics within manufacturing. This category covers providers of robots, machine vision, control systems, and digital-factory software enabling autonomous, connected, and data-driven production environments.

4.	Next-Gen Logistics & Supply Chain Robotics: Companies providing robotic and automation solutions that streamline warehousing and distribution, including automated storage systems, mobile and guided robots, and AI-driven logistics software.

5.	Emerging Applications of Robotics: Companies applying robotics and AI to new or specialized sectors such as healthcare, agriculture, construction, and defense. This category includes manufacturers of medical, rehabilitation, inspection, and field-service robots expanding robotics beyond factory and logistics use.

Each category is assigned a Thematic Score that reflects its relative importance within the overall Physical AI framework. The Thematic Score is set at 3, 2, or 1, reflecting high, medium, or low significance of each category’s activities to the advancement of Physical AI, considering their technological maturity, market relevance, and growth potential. Each eligible company is then assigned a Relevancy Score based on the nature and significance of its Physical AI Activities, and, where such information is available, revenue derived from those Physical AI Activities. The Relevancy Score is set at 3, 2, or 1, reflecting high, medium, or low relevancy of the company’s involvement in Physical AI Activities and the significance of those Physical AI Activities to the progress of Physical AI. “Progress” in this context refers to the advancement of Physical AI technologies and systems through development, commercialization, deployment, integration, or adoption in real-world applications. Relevancy Scores are based on evidence of activity and economic relevance. A company’s contribution to the progress of Physical AI is measured by assessing the extent to which Physical AI Activities are a meaningful part of its business. This assessment is informed by:

■	nature of activities (whether the company directly develops, manufactures, or enables Physical AI systems or key components, as opposed to peripheral or indirect involvement);

■	significance of activities (the degree to which Physical AI Activities are core to the company’s strategy, product offerings, or competitive positioning); and

■	revenue exposure, where disclosed (the proportion of revenue attributable to Physical AI Activities, or qualitative disclosures indicating that such activities represent a material business line for the company).

Companies whose Physical AI Activities are central, ongoing, and commercially meaningful receive higher Relevancy Scores, while companies with limited, early-stage, or ancillary exposure receive lower Relevancy Scores.

Based on the Thematic and Relevancy scores, companies that are determined to be representative of the categories of Physical AI Activities described above are selected for inclusion in the Index. Although the number of constituents may vary, the Index Provider generally expects the Index to include a minimum of 25 constituents. If fewer than 25 companies are determined to be eligible for inclusion, companies with lower market capitalization and/or trading volumes may be selected as constituents until the minimum number of constituents is reached.

A company’s involvement in Physical AI Activities is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report or 10-K), earnings call transcripts, patent submissions, news and press releases, as well as via exposure to relevant industry classifications and/or revenue derived from Physical AI Activities. In determining whether a company is involved in Physical AI Activities and the extent of such involvement, WisdomTree expects to rely on publicly available information and analyses of such information performed by third-party data providers.

In constituting the Index, each company is initially equally weighted, with subsequent Thematic and Relevancy adjustments applied to adjust the weight of securities with higher and lower Thematic and Relevancy Scores. At each rebalance, the weight of any constituent company generally is capped at 10% and constituents’ aggregate exposure to a single country (excluding the United States) is capped at 25%. Each company’s weighting may be further adjusted at each rebalance to implement additional individual and collective weight caps and liquidity adjustments described in the Index methodology.

The Index is reconstituted and/or rebalanced on a quarterly basis. During an intra-rebalance period, the Index may include constituents that no longer meet the Index’s eligibility criteria described above.

Common stocks, real estate investment trusts, tracking stocks, holding companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) are eligible for inclusion in the Index.

The Adviser currently uses the Global Industry Classification Standard (GICS®) a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in Capital Goods industries.

Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan and the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.While the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and therefore the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Industrials Sectors.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index. As of September 30, 2026, the Index, and, therefore, the Fund, concentrates in companies in Capital Goods industries.Although the Fund’s geographic exposure may change from time to time, as of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan and the United States comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more).
WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” –or indexing –investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks issued by companies in emerging markets, excluding companies listed or incorporated in China, Taiwan, or Korea. The Index also excludes common stocks of “state-owned enterprises”. WisdomTree, Inc. (“WisdomTree”), the index provider (the “Index Provider”) and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), defines state-owned enterprises as companies with over 20% government ownership. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Global, International and EM Equity Index Committee.

The starting universe for the Index (the “pre-screening universe”) is comprised solely of companies, as of the Index screening date, that (i) conduct their primary business activities (“Primary Business Activities”) in one of the following emerging market countries: Argentina, Brazil, Chile, Colombia, Czech Republic, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Thailand, Turkey, United Arab Emirates, and Vietnam (the “Emerging Market Countries”) (this list may be amended by the Index Provider from time to time pursuant to Index methodologies); (ii) list shares on a stock exchange in one of the Emerging Market Countries or the United States; (iii) have a float-adjusted market capitalization of at least $1 billion (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have an average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trade at least 250,000 shares per month or $25 million notional for each of the preceding six months. The Index is comprised solely of companies in the pre-screening universe that are not state-owned enterprises as of the annual Index screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on a float-adjusted market cap weighting scheme that adjusts the weight of Index securities from each country to approximate the weight of securities from that country in the pre-screening universe. In addition, on the annual screening date, the weight of all companies from a country is capped at 35% and the maximum weight of the top held company is capped at 5%.

Companies that are not state-owned, but have Primary Business Activities within countries that have a higher percentage of state-owned companies relative to other Emerging Market Countries, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but have Primary Business Activities within countries that have a lower percentage of state-owned companies relative to other Emerging Market Countries, could potentially see lower weights than they would under a normal market cap weighting scheme. Sector and/or country weights may fluctuate above the specified cap or below their adjusted weights in response to market conditions and/or the application of volume factor adjustments (described below) but will be reset at each annual rebalance date.

The Index methodology applies a volume factor adjustment to reduce a constituent security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, an existing constituent security no longer meets certain trading volume thresholds.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in India comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.As of September 30, 2026, the equity securities of companies that conduct their Primary Business Activities in India comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.